FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Impact of hedging instrument in Statement of Income and Statement of Comprehensive (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow hedges | Foreign currency risk | Forecast Transaction
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total hedging gain/(loss) recognized in OCI	$ (6,082)	$ (65)
Ineffectiveness recognized in profit or loss	47	0
Amount reclassified from OCI to profit or loss	513	0
Cash flow hedges | Interest rate risk | Deposit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total hedging gain/(loss) recognized in OCI	135	416
Ineffectiveness recognized in profit or loss	0	0
Amount reclassified from OCI to profit or loss	(416)	(135)
Fair value hedges | Interest rate risk | Deposit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Ineffectiveness recognized in profit or loss	$ 729	$ (81)